Net Defined Benefit Liabilities - Summary of the Net Defined Benefit Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligation	₩ 2,558,934		₩ 2,537,534
Fair value of plan assets	(2,812,212)		(2,695,847)
Net defined benefit liabilities (assets)	₩ (253,278)	[1]	₩ (158,313)	[1]	₩ (292,221)

[1]	The net defined benefit assets of ￦292,221 million is calculated by subtracting ￦81,869 million of net defined benefit liabilities from ￦374,090 million of net defined benefit assets as of December 31, 2023. The net defined benefit assets of ￦158,313 million is calculated by subtracting ￦100,187 million of net defined benefit liabilities from ￦258,500 million of net defined benefit assets as of December 31, 2024.